FAIR VALUE MEASUREMENT - Energy swap contracts (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) $ / bbl bbl	Dec. 31, 2019 USD ($)
Derivative Contracts
Financial Instruments
Unrealized gain (loss) recorded in AOCI | $	$ 2.2	$ 5.8
Energy Swap
Financial Instruments
Unrealized gain (loss) recorded in AOCI | $	$ 4.7	$ 3.2
Energy Swap | 2021
Financial Instruments
WTI oil swap contracts (barrels) | bbl	1,054,400
Average price | $ / bbl	47.52
Energy Swap | 2022
Financial Instruments
WTI oil swap contracts (barrels) | bbl	822,600
Average price | $ / bbl	42.14
Energy Swap | 2023
Financial Instruments
WTI oil swap contracts (barrels) | bbl	565,200
Average price | $ / bbl	39.58
Energy Swap | From 2021 to 2023
Financial Instruments
WTI oil swap contracts (barrels) | bbl	1,759,100
Average price | $ / bbl	40.52